Fair value measurements - Carrying and Fair Value (Details) - Fair Value, Recurring $ in Thousands	Dec. 31, 2021 USD ($)
Carrying Value
Fair value measurements
Revolving Credit Facility	$ 29,938
Fair Value
Fair value measurements
Revolving Credit Facility	$ 29,938